Leases (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2019 CHF (SFr)
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	SFr 800
Lease income [Abstract]
Interest income on sales-type lease receivables	13
Interest income on direct financing lease receivables	97
Lease income from operating leases	119
Variable lease income	3
Total lease income	232
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	66
Due between 1 and 2 years	59
Due between 2 and 3 years	55
Due between 3 and 4 years	52
Due between 4 and 5 years	51
Thereafter	241
Total	524
Related Party, Operating Lease	200
Sales-type leases [Member]
Lessor Disclosure [Line Items]
Sales-type Lease, Unguaranteed Residual Asset	28
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	526
Impairment recognized, Sales-type leases	(3)
Total net investment, Sales-type Lease	551
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	221
Due between 1 and 2 years	129
Due between 2 and 3 years	90
Due between 3 and 4 years	53
Due between 4 and 5 years	25
Thereafter	37
Total	555
Future interest receivable	(29)
Lease receivables	526
Direct financing leases [Member]
Lessor Disclosure [Line Items]
Direct Financing Lease, Unguaranteed Residual Asset	440
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	2,573
Impairment recognized, Sales-type leases	(15)
Total net investment, Sales-type Lease	2,998
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	917
Due between 1 and 2 years	689
Due between 2 and 3 years	550
Due between 3 and 4 years	391
Due between 4 and 5 years	136
Thereafter	110
Total	2,793
Future interest receivable	(220)
Lease receivables	SFr 2,573